Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Sep. 30, 2020	Sep. 30, 2019
Other Assets Noncurrent [Line Items]
Long-term prepaid expenses	[1]	$ 2,318	$ 3,864
Rental deposits	[2]	1,244	1,017
Long-term capitalized commission fees	[3]	3,043	3,251
Long-term receivables		0	1,540
Others		884	420
Other Assets, Miscellaneous, Total		$ 7,489	$ 10,092

[1]	Long-term prepaid expenses represent golf club membership fees. Such fees is amortized over ten years and which is recorded as general and administrative expenses on the consolidated statements of operations.
[2]	Rental deposits represent office rental deposits for the Group’s daily operations, which will not be refunded within one year.
[3]	Long-term capitalized commission fees primarily consist of the long-term incremental sales commission relating to obtaining the customers contract as described in Note 2.